Provisions (Current and Non-Current) - Schedule of Current and Non-current Provisions (Details) - AUD ($)		Jun. 30, 2020	Jun. 30, 2019
Disclosure of other provisions [line items]
Current provisions		$ 432,933	$ 487,682
Non-current provisions		1,927	809
Total provisions		434,860	488,491
Annual Leave Provision [Member]
Disclosure of other provisions [line items]
Current provisions		152,239	152,352
Long Service Leave Provision [Member]
Disclosure of other provisions [line items]
Current provisions		189,104	243,740
Non-current provisions		1,927	809
Make Good Provision [Member]
Disclosure of other provisions [line items]
Current provisions	[1]	91,590	91,590
Non-current provisions	[1]

[1]	Make good provision